Promissory Notes - Impact of Promissory Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Investments
Expense due to conversion of notes	$ 0	$ 2,266	$ 0
Gain (loss) on extinguishment of debt	(300)	(8,891)	3,940
Convertible Note
Long-term Investments
Interest expense excluding amortization of debt discount	2,139	1,593	1,449
Interest expense related to amortization of debt discount	0	14,485	4,235
Total interest expense	2,139	16,078	5,684
Expense due to conversion of notes	0	2,266	0
Gain (loss) on extinguishment of debt	$ (300)	$ (8,891)	$ 3,940